Significant Accounting Policies (Details) ¥ in Millions	Dec. 31, 2023 CNY (¥) $ / ¥	Dec. 31, 2022 CNY (¥)
Significant Accounting Policies
Translation rate calculated for buying rate | $ / ¥	7.0999
Gross trade receivables	¥ 787.3	¥ 927.1
Expected credit losses on trade receivables	¥ 122.7	¥ 92.9